Consolidated statements of financial position R$ in Thousands, $ in Thousands	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Current assets
Cash and cash equivalents	R$ 12,301	R$ 834
Financial investments	806,789	83,009
Trade receivables	136,611	94,936
Inventories	15,131	18,820
Taxes recoverable	11,227	5,112
Other assets	6,091	7,329
Total current assets	988,150	210,040
Non current assets
Financial instruments from acquisition of interests	26,630	12,511
Deferred income tax	99,460	5,860
Taxes recoverable	1,033	3,288
Financial investments	4,370	199
Other assets	2,286	1,295
Investments and interests in other entities	11,862	12,654
Property and equipment	13,347	9,079
Intangible assets	187,740	175,483
Total non current assets	346,728	220,369
Total assets	1,334,878	430,409
Current
Trade payables	14,845	3,918
Labor and social obligations	15,888	8,719
Taxes and contributions payable	2,555	1,079
Income taxes payable	17,294	17,375
Dividends payable		10,511
Advances from customers	5,997	5,898
Financial instruments from acquisition of interests	51	1,784
Accounts payable to selling shareholders	830	14,936
Other liabilities	428	5,454
Total current liabilities	57,888	69,674
Non current
Financial instruments from acquisition of interests	25,046	11,853
Provision for legal proceedings	131
Deferred income tax	1,378	80
Accounts payable to selling shareholders	180,551	43,067
Total non current liabilities	207,106	55,000
Total liabilities	264,994	124,674
Equity
Share capital	10	55,897
Capital reserve	1,089,505	160,682
Earnings reserves		81,992
Share-based compensation reserve	67,350	7,053
Accumulated losses	(86,687)
Equity attributable to equity holders of the parent	1,070,178	305,624
Non-controlling interests	(294)	111
Total equity	1,069,884	305,735
Total liabilities and equity	R$ 1,334,878	R$ 430,409